Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Capitalized exploratory drilling costs	$ 0	$ 0	$ 0
Capitalized in proved oil and natural gas properties	174,000,000	100,500,000
Impairment of proved oil and natural gas properties	0	24,576,000	2,528,000
Impairment of unproved properties	0	0	0
Amortization expense, including write-offs of debt issuance costs	2,823,000	3,209,000	$ 2,330,000
Capitalized interest	$ 5,400,000	$ 4,500,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years